Loans by Facility (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Retail Loans USD ($)	Mar. 31, 2013 Retail Loans INR	Mar. 31, 2012 Retail Loans INR	Mar. 31, 2013 Retail Loans Auto loans USD ($)	Mar. 31, 2013 Retail Loans Auto loans INR	Mar. 31, 2012 Retail Loans Auto loans INR	Mar. 31, 2013 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2013 Retail Loans Personal loans/Credit card INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card INR	Mar. 31, 2013 Retail Loans Retail business banking USD ($)	Mar. 31, 2013 Retail Loans Retail business banking INR	Mar. 31, 2012 Retail Loans Retail business banking INR	Mar. 31, 2013 Retail Loans Commercial vehicle and construction equipment finance USD ($)	Mar. 31, 2013 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2013 Retail Loans Housing loans USD ($)	Mar. 31, 2013 Retail Loans Housing loans INR	Mar. 31, 2012 Retail Loans Housing loans INR	Mar. 31, 2013 Retail Loans Other retail USD ($)	Mar. 31, 2013 Retail Loans Other retail INR	Mar. 31, 2012 Retail Loans Other retail INR	Mar. 31, 2013 Wholesale loans USD ($)	Mar. 31, 2013 Wholesale loans INR	Mar. 31, 2012 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 46,556.2	2,538,245.8		2,034,281.2		$ 31,722.3	1,729,503.7	1,344,966.8	$ 6,712.7	365,974.3	310,822.5	$ 5,313.5	289,691.1	219,137.9	$ 7,329.8	399,623.1	284,431.5	$ 5,027.0	274,074.4	228,751.1	$ 3,082.3	168,048.6	142,897.4	$ 4,257.0	232,092.2	158,926.4	$ 14,833.9	808,742.1	689,314.4
Less: Allowance for credit losses	618.0	33,694.2	511.9	27,906.9	25,894.3
Total	$ 45,938.2	2,504,551.6		2,006,374.3